Earnout Liability - Schedule of Assumptions of the liability (Details)	Dec. 31, 2021 USD ($) Y $ / shares	Jul. 01, 2021 USD ($) $ / shares Y
Stock price
Earnout liability measurement input | $ / shares	9.94	14.36
Expected Volatility [Member]
Earnout liability measurement input	0.75	0.64
Risk-free interest rate
Earnout liability measurement input	0.0119	0.001
Expected term
Earnout liability measurement input | Y	4.8	0.8